PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713 626 1919 www.invesco.com/us

July 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Short-Term Investments Trust

CIK No.0000205007

Ladies and Gentlemen:

On behalf of Short-Term Investments Trust (the “Registrant”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post-Effective Amendment No. 72 (the “Amendment”) to the Funds’ Registration Statement on Form N-1A. This Amendment is being filed to update all portfolios in Short-Term Investments Trust (“the Funds”) in order to comply with Money Market Fund Regulatory Reforms.

Please contact the undersigned at (630) 684-6301, if you have any questions regarding this filing.

Very truly yours,

/s/ Elizabeth Nelson
Elizabeth Nelson
Assistant General Counsel

STIT L-072016-485a

072716 cl